UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 28-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard F. Conway
Title:  Managing Member
Phone:  (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway            New York, New York           August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19


Form 13F Information Table Value Total:   $35,130
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                Name

1.    28-12130                            LC Capital Master Fund, Ltd.


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                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2009


COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6     COLUMN 7      COLUMN 8

                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS         CUSIP     (X$1000)  PRN AMT  PRN CALL DISCRETION     MNGRS   SOLE    SHARED NONE
AMBASSADORS INTL INC         NOTE 3.750% 4/1        023178AA4  1,484   5,300,000 PRN      SHARED-DEFINED        5,300,000
ARBINET THEXCHANGE INC       COM                    03875P100  3,720   2,138,303 SH       SHARED-DEFINED        2,138,303
CADIZ INC                    COM NEW                127537207  5,786     600,852 SH       SHARED-DEFINED          600,852
COMSYS IT PARTNERS INC       COM                    20581E104    472      80,705 SH       SHARED-DEFINED           80,705
DAYSTAR TECHNOLOGIES INC     COM                    23962Q100  2,242   2,803,663 SH       SHARED-DEFINED        2,803,663
FIBERTOWER CORP              NOTE 9.000%11/1        31567RAC4  1,719   3,999,188 PRN      SHARED-DEFINED        3,999,188
IBASIS INC                   COM NEW                450732201  1,931   1,474,325 SH       SHARED-DEFINED        1,474,325
MERIX CORP                   NOTE 4.000% 5/1        590049AB8  4,305   2,300,000 PRN      SHARED-DEFINED       12,300,000
MESA AIR GROUP INC           NOTE 2/1               590479AD3  2,856   4,280,000 PRN      SHARED-DEFINED       14,280,000
MESA AIR GROUP INC           COM                    590479101    161   1,618,660 SH       SHARED-DEFINED        1,618,660
NEW GENERATION BIOFUELS HLDG COM                    644461105  1,204     777,261 SH       SHARED-DEFINED          777,261
PARTICLE DRILLING TECHNOLOGI COM                    70212G101     29   2,140,947 SH       SHARED-DEFINED        2,140,947
QUADRAMED CORP               COM NEW                74730W507  1,454     208,565 SH       SHARED-DEFINED          208,565
THERMADYNE HLDGS CORP NEW    COM PAR $0.01          883435307    544     155,056 SH       SHARED-DEFINED          155,056
EVOLVING SYS INC             COM                    30049R100  1,929     742,189 SH       SHARED-DEFINED          742,189
EASTMAN KODAK CO             NOTE 3.375%10/1        277461BE8  2,241   2,700,000 PRN      SHARED-DEFINED        2,700,000
GENERAL MARITIME CORP NEW    SHS                    Y2693R101    741      75,000 SH       SHARED-DEFINED           75,000
RCN CORP                     COM NEW                749361200  1,733     290,307 SH       SHARED-DEFINED          290,307
SEALY CORP                   RIGHT 06/25/2009 ADDED 812139129    579   2,273,000 SH       SHARED-DEFINED        2,273,000



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